Convertible Notes Payable (Details) - USD ($)															1 Months Ended								3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 11, 2022	Mar. 08, 2022	Nov. 08, 2021	Nov. 01, 2021	Oct. 04, 2021	Sep. 14, 2021	Jul. 01, 2021	May 11, 2021	Mar. 01, 2021	Feb. 11, 2021	Jan. 15, 2021	Nov. 09, 2020	Jul. 13, 2020	Nov. 06, 2019	Apr. 30, 2022	Feb. 28, 2022	Jan. 31, 2022	Jul. 28, 2021	Jul. 20, 2021	Jun. 22, 2021	Jan. 29, 2021	Oct. 26, 2020	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 13, 2022	Mar. 03, 2021	Feb. 10, 2021	Aug. 20, 2020
Convertible Notes Payable (Details) [Line Items]
Principal amount																							$ 967,750			$ 967,750
Accrued interest																												$ 2,200
Outstanding balances amount																										0		0	$ 55,000
Interest expenses																										806,458
Investment interest rate																												0.0375
Convertible note amount										$ 1,512,500																		338,925
Interest rate										24.00%
Conversion price percentage													63.00%
Discount rate percentage													37.00%
Convertible note amount																												$ 55,000
Converted common stock shares (in Shares)															54,500,000											1,058,153,419		19,066,667
Outstanding principal and accrued interest																							0			$ 0		$ 0	2,061
Convertible notes percentage										10.00%																				22.00%		3.75%
Financing costs			$ 3,750		$ 3,750	$ 3,750		$ 3,750		$ 137,500								$ 3,750	$ 3,750	$ 3,750
Net proceeds					50,000	75,000		50,000		$ 1,375,000								45,000	51,250	52,000
Accrued interest															$ 14,611								11,574			11,574
Outstanding principal rate percentage									10.00%
Conversion price (in Dollars per share)										$ 0.0015
Warrant purchase shares (in Shares)										756,250,000
Warrants term years										5 years
Exercise price per shares (in Dollars per share)										$ 0.002
Debt discount										$ 687,500
Fair value warrants										$ 687,500																$ 162,387		$ 162,387
Exercise price (in Dollars per share)										$ 0.002
Risk-free rate										0.46%
Expected volatility rate										424.00%																482.00%		482.00%
Conversion fees																$ 1,800							16,000			$ 16,000		$ 4,050
Amortization interest expense																							80,936		$ 511,863	337,701	$ 670,865	1,772,485	236,634
Conversion price																												7
Outstanding balance																							569,124			569,124		$ 573,750
Outstanding principal amount										10.00%
Outstanding amount							$ 1,162,000
Principal accrued interest																										55,469
Additional interest expense																										35,976
Outstanding principal and accrued interest																										$ 0
Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Stock price (in Dollars per share)										$ 0.013
Minimum [Member]
Convertible Notes Payable (Details) [Line Items]
Conversion price																	$ 0.0015
Premium ranging																										120.00%
Maximum [Member]
Convertible Notes Payable (Details) [Line Items]
Conversion price																	0.001
Premium ranging																										125.00%
Auctus Funds, LLC. [Member]
Convertible Notes Payable (Details) [Line Items]
Interest accrue rate percentage																						8.00%											12.00%
Auctus Funds, LLC. [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible promissory percentage														12.00%
Convertible promissory amount														$ 125,000
Convertible notes payable, description														Any amount of principal or interest on this note which was not paid when due shall bear interest at the rate of the lesser of (i) twenty-four percent (24%) per annum and (ii) the maximum amount permitted under law from the due date thereof until the same was paid (the “Default Interest”).
Conversion price percentage																												60.00%
Borrower percentage																												5.00%
Power Up Lending Group [Member]
Convertible Notes Payable (Details) [Line Items]
Investment interest rate								0.08					$ 0.08																		$ 0.63
Convertible note amount			$ 55,000		$ 53,750	$ 78,750		$ 53,750			$ 43,500	$ 35,000	$ 55,000					$ 48,750	$ 55,000	$ 55,750	$ 33,000	$ 44,000									$ 63,500
Interest rate			22.00%		22.00%	22.00%		22.00%			22.00%	22.00%	22.00%					22.00%	22.00%	22.00%	22.00%	22.00%									22.00%
Conversion price percentage			63.00%		63.00%	63.00%		63.00%			63.00%	63.00%						63.00%	63.00%	63.00%	63.00%	63.00%
Discount rate percentage			37.00%		37.00%	37.00%		37.00%			37.00%	37.00%						37.00%	37.00%	37.00%	37.00%	37.00%									37.00%
Converted common stock shares (in Shares)																										88,730,159
Convertible notes percentage			8.00%		8.00%	8.00%					8.00%	8.00%						8.00%	8.00%	8.00%	8.00%										8.00%
Net proceeds			$ 51,250
Sixth Street Lending, LLC [Member]
Convertible Notes Payable (Details) [Line Items]
Outstanding balances amount																										$ 55,000
Convertible note amount		$ 80,000
Conversion price percentage		65.00%
Discount rate percentage		35.00%
Converted common stock shares (in Shares)																										143,349,283
Convertible notes percentage		8.00%
Financing costs		$ 3,750
Net proceeds		$ 76,250
Subsequent Event [Member]
Convertible Notes Payable (Details) [Line Items]
Conversion price percentage	65.00%
Discount rate percentage	35.00%
Financing costs	$ 4,250
Net proceeds	$ 50,000
Conversion price																								$ 1,229,018
Additional interest expense																161,225								35,976
Subsequent Event [Member] | Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Conversion price																$ 224,203
Subsequent Event [Member] | Minimum [Member]
Convertible Notes Payable (Details) [Line Items]
Conversion price																	0.0015
Subsequent Event [Member] | Maximum [Member]
Convertible Notes Payable (Details) [Line Items]
Conversion price																	$ 0.001
Convertible Notes Payable [Member]
Convertible Notes Payable (Details) [Line Items]
Converted shares (in Shares)																												407,365,253
Outstanding balances amount																												$ 967,750
Interest expenses																												60,459
Convertible Notes Payable [Member] | Auctus Funds, LLC. [Member]
Convertible Notes Payable (Details) [Line Items]
Principal amount																												91,399
Accrued interest																												$ 6,512
Converted shares (in Shares)																												25,642,684
Outstanding balances amount																												$ 0	91,399
Interest expenses																												0
Convertible Notes Payable [Member] | Power Up Lending Group [Member]
Convertible Notes Payable (Details) [Line Items]
Principal amount																												544,750
Accrued interest																												39,342
Convertible Notes Payable [Member] | Subsequent Event [Member]
Convertible Notes Payable (Details) [Line Items]
Conversion price																								$ 1,264,995
Convertible Notes Payable Two [Member] | Power Up Lending Group [Member]
Convertible Notes Payable (Details) [Line Items]
Principal amount																							48,750			$ 48,750		44,000
Accrued interest																										$ 1,950		$ 1,760
Converted shares (in Shares)																												9,533,333
Outstanding balances amount																												$ 48,750
Interest expenses																												0	868
Convertible note amount																		$ 48,750
Interest rate																		22.00%
Conversion price percentage																		63.00%
Discount rate percentage																		37.00%
Converted common stock shares (in Shares)																										66,710,526
Outstanding principal and accrued interest																							0			$ 0
Outstanding balance																												0	44,000
Convertible notes percentage																		8.00%
Financing costs																		$ 3,750
Net proceeds																		$ 45,000
Notes payable accrued interest																												2,351
Convertible Notes Payable Three [Member] | Power Up Lending Group [Member]
Convertible Notes Payable (Details) [Line Items]
Principal amount																							78,750			78,750		35,000
Accrued interest																										$ 3,150		$ 2,140
Converted shares (in Shares)																												8,905,753
Outstanding balances amount																												$ 78,750
Interest expenses																												0	399
Convertible note amount						$ 78,750
Interest rate						22.00%
Conversion price percentage						63.00%
Discount rate percentage						37.00%
Converted common stock shares (in Shares)																										124,478,952
Outstanding principal and accrued interest																							0			$ 0
Outstanding balance																												0	$ 35,000
Convertible notes percentage						8.00%
Accrued interest																												1,400
Financing costs						$ 3,750
Net proceeds						$ 75,000
Convertible Notes Payable Four [Member] | Power Up Lending Group [Member]
Convertible Notes Payable (Details) [Line Items]
Principal amount																												43,500
Accrued interest																										2,150		$ 1,740
Converted shares (in Shares)																												11,905,263
Outstanding balances amount																										53,750		$ 0
Interest expenses																										1,037		0
Convertible note amount					$ 53,750
Interest rate					22.00%
Conversion price percentage					63.00%
Discount rate percentage					37.00%
Outstanding principal and accrued interest																							53,750			53,750
Convertible notes percentage					8.00%
Financing costs					$ 3,750
Net proceeds					$ 50,000
Convertible Notes Payable Five [Member] | Power Up Lending Group [Member]
Convertible Notes Payable (Details) [Line Items]
Principal amount																												33,000
Accrued interest																												$ 1,320
Converted shares (in Shares)																												9,031,579
Interest expenses																												$ 0
Outstanding balance																												0
Convertible Notes Payable Five [Member] | Sixth Street Lending, LLC [Member]
Convertible Notes Payable (Details) [Line Items]
Accrued interest																										2,200
Interest expenses																												639
Convertible note amount			$ 55,000
Interest rate			22.00%	22.00%
Conversion price percentage				63.00%
Discount rate percentage				37.00%
Convertible notes percentage			8.00%
Financing costs			$ 3,750
Net proceeds			$ 51,250
Outstanding balance																							0			0		55,000
Convertible Notes Payable Ten [Member]
Convertible Notes Payable (Details) [Line Items]
Principal amount																												544,750
Accrued interest																												39,342
Interest expenses																												$ 60,459
Converted common stock shares (in Shares)																												407,365,253
Conversion fees																												$ 4,050
Outstanding amount																												967,750
Convertible Notes Payable Ten [Member] | Power Up Lending Group [Member]
Convertible Notes Payable (Details) [Line Items]
Principal amount																												63,500
Accrued interest																												$ 2,540
Converted shares (in Shares)																												20,012,121
Outstanding balances amount																												$ 0
Interest expenses																												0
Convertible Notes Payable Ten [Member] | Sixth Street Lending, LLC [Member]
Convertible Notes Payable (Details) [Line Items]
Interest expenses																										1,999
Outstanding balance																							80,000			80,000
Convertible Notes Payable Seven [Member] | Power Up Lending Group [Member]
Convertible Notes Payable (Details) [Line Items]
Principal amount																												53,750
Accrued interest																												$ 2,150
Converted shares (in Shares)																												19,275,862
Outstanding balances amount																												$ 0
Interest expenses																												0
Convertible Notes Payable Eight [Member] | Power Up Lending Group [Member]
Convertible Notes Payable (Details) [Line Items]
Principal amount																												55,750
Accrued interest																												$ 2,230
Converted shares (in Shares)																												52,709,091
Outstanding balances amount																												$ 0
Interest expenses																												0
Convertible Notes Payable Nine [Member] | Power Up Lending Group [Member]
Convertible Notes Payable (Details) [Line Items]
Outstanding balances amount																												55,000
Interest expenses																												3,954
Convertible Notes Payable Ten [Member] | Power Up Lending Group [Member]
Convertible Notes Payable (Details) [Line Items]
Outstanding balances amount																												48,750
Accrued interest																												2,351
Convertible Notes Payable Eleven [Member] | Power Up Lending Group [Member]
Convertible Notes Payable (Details) [Line Items]
Outstanding balances amount																												78,750
Interest expenses																												2,140
Convertible Notes Payable Twelve [Member] | Power Up Lending Group [Member]
Convertible Notes Payable (Details) [Line Items]
Outstanding balances amount																												53,750
Interest expenses																												1,037
Convertible Notes Payable Thirteen [Member] | Power Up Lending Group [Member]
Convertible Notes Payable (Details) [Line Items]
Outstanding balances amount																												55,000
Interest expenses																												639
Convertible Notes Payable One [Member] | Power Up Lending Group [Member]
Convertible Notes Payable (Details) [Line Items]
Principal amount																							55,000			55,000
Accrued interest																										$ 2,200		3,954
Outstanding balances amount																												$ 55,000
Convertible note amount																			$ 55,000
Interest rate																			22.00%
Conversion price percentage																			63.00%
Discount rate percentage																			37.00%
Converted common stock shares (in Shares)																										65,000,000
Outstanding principal and accrued interest																							$ 0			$ 0
Convertible notes percentage																			8.00%
Financing costs																			$ 3,750
Net proceeds																			$ 51,250